Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XII
Prospectus Date	rr_ProspectusDate	Dec. 31, 2024
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2024